SUN CAPITAL ADVISERS TRUST

SC Goldman Sachs Short Duration Fund

Supplement dated January 28, 2010

To the Statement of Additional Information dated May 1, 2009

This supplement provides information regarding changes to the Statement of Additional Information dated May 1, 2009 for Sun Capital Advisers Trust.  Effective January 31, 2010, Thomas J. Kenny, one of the named portfolio managers for the SC Goldman Sachs Short Duration Fund, will no longer be managing the Fund.  Accordingly, effective immediately, the Statement of Additional Information is hereby supplemented as follows:

Under the "Portfolio Managers" section:

“Potential Conflicts of Interest Concerning Portfolio Managers” subsection, on pages 44-46, the two entries for Thomas J. Kenny are deleted in their entirety.

“Other Accounts Managed by Portfolio Managers – Goldman Sachs Asset Management, L.P.” subsection, on pages 54-55, the reference to Thomas J. Kenny is deleted in its entirety.

“Performance Fees – GSAM” subsection, on pages 55-56, the reference to Thomas J. Kenny is deleted in its entirety.